Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Measurements [Abstract]
Fair Value Measurements

3. Fair Value Measurements

The following tables provide information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of March 31, 2026 and December 31, 2025:

	March 31, 2026
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$-	$-	$37	$37
Private warrant liability	-	3,830	-	3,830
Publicly traded warrant liability	941	-	-	941
	$941	$3,830	$37	$4,808

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$-	$-	$24	$24
Private warrant liability	-	5,835	-	5,835
Publicly traded warrant liability	551	-	-	551
	$551	$5,835	$24	$6,410

The Company has classified the publicly traded warrant liability within Level 1 of the hierarchy as the warrant is separately listed and traded in an active market. The publicly traded warrant’s listed price in an active market was used as the fair value.

The private warrant liability includes the September 2025 Investor Warrants and October 2025 Investor Warrants (both as defined in Note 9), with fair values of $1,483 and $2,347, respectively, as of March 31, 2026 and with fair values of $2,255 and $3,580, respectively, as of December 31, 2025. These fair values were estimated using Black-Scholes option models and based upon observable inputs such as the risk-free rate and the Company’s volatility which are considered Level 2 inputs. The following table presents the quantitative information regarding the Level 2 fair value measurements of the private warrant liability as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Stock price	$0.67	$0.66
Exercise price	$1.31 - $1.33	$1.31 - $1.33
Expected volatility	111.0% - 113.3%	147.0% -149.0%
Expected term (in years)	1.7 - 1.8	1.9 - 2.0
Risk-free rate	3.75% - 3.76%	3.50%

The fair value of the forward purchase agreement warrant liability is a Level 3 fair value measurement and was estimated using Monte Carlo simulation models. The use of significant unobservable inputs could result in those inputs being different at the reporting dates, which could result in a significantly higher or lower fair value measurement at the reporting dates. The following table presents the quantitative information regarding Level 3 fair value measurements of the forward purchase agreement warrant liability as of March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Stock price	$0.67	$0.66
Initial exercise price	$10.46	$10.46
Annual volatility	146.0%	115.0%
Remaining term (in years)	0.8	1.0
Risk-free rate	3.63%	3.42%

The following tables summarize the activity for the Company’s Level 3 instrument measured at fair value on a recurring basis:

Forward Purchase Agreement Warrant Liability
Balance as of December 31, 2025	$24
Change in fair value	13
Balance as of March 31, 2026	$37

There were no transfers between Level 1 and Level 2, nor into and out of Level 3, during the periods presented.

3. Fair Value Measurements

The following tables provide information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$-	$-	$24	$24
Private warrant liability	-	5,835	-	5,835
Publicly traded warrant liability	551	-	-	551
	$551	$5,835	$24	$6,410

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$-	$-	$472	$472
Publicly traded warrant liability	662	-	-	662
	$662	$-	$472	$1,134

The Company has classified the publicly traded warrant liability within Level 1 of the hierarchy as the warrant is separately listed and traded in an active market. The publicly traded warrant’s listed price in an active market was used as the fair value.

The private warrant liability includes the September 2025 Investor Warrants and October 2025 Investor Warrants (both as defined in Note 10), with fair values of $2,255 and $3,580, respectively, as of December 31, 2025. These fair values were estimated based upon observable inputs such as the risk-free rate and the Company’s volatility which are considered Level 2 inputs. The following table presents the quantitative information regarding the Level 2 fair value measurements of the private warrant liability as of December 31, 2025:

December 31, 2025
Stock price	$0.66
Exercise price	$1.31 - $1.33
Expected volatility	147.0% -149.0%
Expected term (in years)	1.9 - 2.0
Risk-free rate	3.50%

The fair value of the forward purchase agreement warrant liability is a Level 3 fair value measurement, and was estimated using a Monte Carlo simulation model. The use of significant unobservable inputs could result in those inputs being different at the reporting dates, which could result in a significantly higher or lower fair value measurement at the reporting dates. The following table presents the quantitative information regarding the Level 3 fair value measurements of the forward purchase agreement warrant liability as of December 31, 2025 and December 31, 2024:

	December 31, 2025	December 31, 2024
Stock price	$0.66	$1.43
Initial exercise price	$10.46	$10.46
Annual volatility	115.0%	130.0%
Remaining term (in years)	1.0	1.0
Risk-free rate	3.42%	4.08%

The following table summarizes the activity for the Company’s Level 3 instruments measured at fair value on a recurring basis:

Forward Purchase Agreement Warrant Liability
Balance as of December 31, 2024	$472
Change in fair value	(534)
Effect of amendments (see Note 10)	86
Balance as of December 31, 2025	$24

There were no transfers between Level 1 and Level 2, nor into and out of Level 3, during the periods presented.